Note G - Pensions and Other Postretirement Benefits (Details) - Expected Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension Plan [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Expected Future Benefit Payments [Line Items]
2014	$ 3,923
2015	4,337
2016	4,753
2017	5,409
2018	5,802
Thereafter	29,982
Postretirment Benefits [Member]
Note G - Pensions and Other Postretirement Benefits (Details) - Expected Future Benefit Payments [Line Items]
2014	1,432
2015	1,399
2016	1,412
2017	1,466
2018	1,561
Thereafter	$ 8,454